Royalty, Stream and Other Interests - Mercedes and South Arturo Silver Stream and Mercedes Gold and Silver Stream (Details)			12 Months Ended
	Oct. 14, 2021	Apr. 07, 2021	Dec. 31, 2021 oz $ / oz	Jun. 30, 2020 oz	Mar. 04, 2020 oz	Sep. 30, 2016 oz
Disclosure of detailed information about property, plant and equipment [line items]
Gold, delivery commitment, quantity to be received				1,000	2,450	2,450
Increase in aggregate gold quantity deliverable next quarter if quarterly average gold price is greater than threshold			100
Mercedes Mine | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received			100.00%
Gold, delivery commitment, quantity to be received			1,000
South Arturo Mine
Disclosure of detailed information about property, plant and equipment [line items]
Silver, cash purchase price, percentage of silver market price	20.00%
South Arturo Mine | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received	100.00%		100.00%
South Arturo Mine | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received	50.00%
Mercedes Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, minimum annual quantity committed			300,000
Silver, delivery commitment, cumulative quantity committed			2,100,000
Silver, cash purchase price, percentage of silver market price			20.00%
Mercedes Silver Stream | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, quantity to be received			3,750,000
Mercedes Silver Stream | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received			30.00%
Mercedes Gold Stream | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Gold, delivery commitment, quantity to be received			9,000
Additional percentage, percent of adjusted amount payable in refined gold			6.50%
Mercedes Gold Stream | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in aggregate gold quantity deliverable next quarter if quarterly average gold price is greater than threshold			100
Mercedes Gold Stream | Trigger Two | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce) | $ / oz			1,650
Mercedes Gold Stream | Trigger Two | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce) | $ / oz			1,350
Premier Gold Mines Limited | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	40.00%		40.00%
Premier Gold Mines Limited | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	40.00%
Nevada Gold Mines LLC | South Arturo Mine
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	100.00%	60.00%
i-80 Gold | South Arturo Mine
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine		40.00%